Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 510,965	$ 465,553
Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	266,362	209,026
Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	168,308	190,437
U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	40,229	54,752
Municipal Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	16,125
Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	10,594	7,453
Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	9,347	3,885
Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	510,965	465,553
Equity Investments	46,015	37,581
Derivative financial instruments, net	(48,901)	10,979
Other liabilities	(23,390)	(51,590)
Total	484,689	462,523
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	266,362	209,026
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	168,308	190,437
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	40,229	54,752
Recurring [Member] | Municipal Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	16,125
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	10,594	7,453
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	9,347	3,885
Level 1 [Member] | Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	306,591	263,778
Total	306,591	263,778
Level 1 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	266,362	209,026
Level 1 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	40,229	54,752
Level 2 [Member] | Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	204,374	201,775
Derivative financial instruments, net	(48,901)	10,979
Total	155,473	212,754
Level 2 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	168,308	190,437
Level 2 [Member] | Recurring [Member] | Municipal Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	16,125
Level 2 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	10,594	7,453
Level 2 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	9,347	3,885
Level 3 [Member] | Recurring [Member]
Available-for-sale securities:
Equity Investments	46,015	37,581
Other liabilities	(23,390)	(51,590)
Total	$ 22,625	$ (14,009)